UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2006 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2006 (unaudited)

Shares		Value

COMMON STOCKS—91.49%
MALAYSIA—2.63%
Banks & Financial Services—1.45%
1,200,000	AmInvestment Group Berhad	549,843
1,700,000	AMMB Holdings Berhad	1,173,054
		1,722,897

Machinery—1.18%
1,700,000	CB Industrial Product Holdings Berhad	1,400,245

Total Malaysia Common Stocks		3,123,142
SINGAPORE—88.36%
Agricultural Biotechnology—0.56%
1,250,000	China Sun Bio-chem Technology Group Co., Ltd.	668,640

Banks & Financial Services—19.82%
2,550,000	Oversea-Chinese Banking Corp. Ltd.	10,250,364
1,350,000	United Overseas Bank Ltd.	13,331,645
		23,582,009

Building Materials—1.47%
1,800,000	Hong Leong Asia Ltd.	1,743,369

Chemicals—0.85%
1,548,000	China Sky Chemical Fibre Co., Ltd.	1,009,331

Communications - Media—2.55%
1,230,000	Singapore Press Holdings Ltd.	3,036,653

Computer Memory—1.37%
5,528,000	Global Testing Corp. Ltd. *	874,850
4,250,000	Memory Devices Ltd.	753,307
		1,628,157

Conglomerate—4.58%
145,000	Jardine Matheson Holdings Ltd.	2,755,000
1,250,000	Sembcorp Industries Ltd. +	2,690,384
		5,445,384

Diversified—0.97%
100,000	Jardine Strategic Holdings Ltd.	1,150,000

E-Business—1.22%
3,000,000	DMX Technologies Group, Ltd. *	1,452,808

Electronic Components—1.23%
3,350,000	United Test and Assembly Center Ltd. *	1,463,253

Electronics—0.65%
1,500,000	Magnecomp International Ltd.	773,881

Environmental—0.24%
475,000	Sino-Environment Technology Group Ltd. *	288,662

Foods—1.78%
2,500,000	Luzhou Bio-Chem Technology Ltd.	1,139,457
2,250,000	Pacific Andes Holdings, Ltd.	982,781
		2,122,238

Health & Personal Care—4.14%
4,087,000	Biosensors International Group Ltd. *	2,302,608
3,350,000	LMA International NV, Ltd. *	1,548,079
5,000,000	Sunray Holdings Ltd.	1,076,154
		4,926,841

Home Products—0.81%
6,355,000	Contel Corp. Ltd. *	965,500

Industrial—2.11%
1,400,000	Singapore Technologies Engineering Ltd. +	2,508,071

Iron & Steel—0.64%
10,000,000	Delong Holdings Ltd.	759,638

Leisure and Tourism—3.12%
4,442,000	Genting International Plc. *	913,876
6,327,000	Raffles Holdings Ltd. +	2,803,634
		3,717,510

Machinery—1.63%
2,800,000	Bright World Precision Machinery Ltd.	850,794
3,000,000	Sarin Technologies Ltd.	1,091,980
		1,942,774

Manufacturing—0.14%
1,500,000	Linair Technologies Ltd. @	166,171

Metal Processor—1.52%
3,700,000	FerroChina Ltd.	1,803,507

Oil & Gas Extraction—1.71%
1,572,000	KS Energy Services Ltd.	2,030,056

Pharmaceuticals—0.46%
1,200,000	AsiaPharm Group Ltd.	543,141

Printing & Packaging—0.61%
1,450,000	Fung Choi Media Group Ltd.	725,138

Property Development—8.59%
1,325,000	Capitaland Ltd. +	3,438,944
500,000	City Developments Ltd.	2,832,817
180,000	Hongkong Land Holdings, Ltd.	702,000
600,000	Keppel Land Ltd. +	1,488,890
600,471	UOL Group Ltd.	1,094,737
735,000	Wing Tai Holdings Ltd.	660,695
		10,218,083

Real Estate Investment Trust—0.11%
140,000	K-REIT Asia		128,505

Recycling—0.00%
14,641,000	Citiraya Industries, Ltd. * @		—

Retail—0.84%
2,548,000	Best World International Ltd.		1,000,038

Shipyards—3.75%
460,000	Keppel Corp. Ltd. +		4,455,276

Technology—1.35%
17,500,000	Global Voice Group Ltd. *		1,606,318

Telecommunications—8.48%
5,400,000	Singapore Telecommunications Ltd. +		8,853,580
900,000	StarHub Ltd. +		1,230,613
			10,084,193

Transport Services—1.44%
2,500,000	Singapore Post Ltd. +		1,709,185

Transportation - Air—2.87%
415,000	Singapore Airlines Ltd. +		3,415,205

Transportation - Land—2.15%
3,750,000	SMRT Corp., Ltd. +		2,563,778

Transportation - Marine—4.60%
5,650,000	Cosco Corp. (Singapore) Ltd.		5,472,242

Total Singapore Common Stocks			105,105,555
THAILAND—0.50%
Banks & Financial Services—0.50%
1,290,000	Bank of Ayudhya Co., Ltd. (Foreign)		593,417

Total Common Stocks (Cost—$87,011,934)			108,822,114

Principal Amount (000)			Value

TIME DEPOSITS—9.38%

SINGAPORE DOLLAR —6.91%
12,981	Citibank Singapore 1.78%, due 8/1/06		8,217,218

U.S. DOLLAR —2.47%
$119	Bank of New York, 0.05%, due 8/1/06		118,817
2,824	Citibank Singapore, 4.204%, due 8/1/06		2,823,970
Total U.S. DOLLAR Time Deposits			2,942,787

Total Time Deposits (Cost—$11,161,866)			11,160,005
Total Investments—100.87%
(Cost—$98,173,800)			119,982,119

Liabilities in excess of other assets—(0.87)%			(1,032,543)

NET ASSETS
	(Applicable to 9,239,320 shares of capital stock outstanding; equivalent to $12.87 per share)	—100.00%	$118,949,576

*    Non-income producing securities.

+    Deemed to be an affiliated issuer.

@  Fair valued security. This security has been valued in good faith in such a manner as prescribed by the Board of Directors.

Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: August 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: August 4, 2006
John J. O’Keefe, Vice President & Treasurer

\s\ Masamichi Yokoi		Date: August 4, 2006
Masamichi Yokoi, Chairman